DECONSOLIDATION	12 Months Ended
Dec. 31, 2011
DECONSOLIDATION

NOTE 5. DECONSOLIDATION

In June 2007, we began consolidating T2CN, an operator and provider of online sports games in the PRC. As of December 31, 2010 and December 13, 2011, we owned 43,633,681 common shares of T2CN, which represented an ownership interest of 67.09 percent of the total outstanding voting rights of T2CN. We disposed of all of our ownership interest in T2CN in December 2011 through sale to a third party.

As a result of a dispute with T2CN’s former Chief Executive Officer arising in July 2010, GigaMedia was prevented from obtaining access to the assets and financial information of the entities held by T2CN. Therefore, we effectively lost control over T2CN’s financial reporting process of that time. In spite of owning 67.09 percent of T2CN’s common stock, we deconsolidated T2CN’s results with effect from July 1, 2010. The following is a breakdown of our retained investment at the date of deconsolidation:

(in US$ thousands)	Amount
Cash	$12,903
Other current assets	1,266
Fixed assets / non-current assets	1,679
Prepaid licensing and royalty	5,339
Intangible assets	1,098

Total assets of T2CN	22,285
Total liabilities of T2CN	(12,331)

Net equity of T2CN	9,954
Noncontrolling interest	(3,276)
Goodwill acquired	17,500
Advances to T2CN Operating Entities	1,405

$25,583

In connection with our year-end financial reporting process, we were required to perform an impairment analysis for the Company’s investment in and advances to T2CN Operating Entities as of December 31, 2010. Given we had been prevented from obtaining the financial information necessary to report the financial results of T2CN, and we had effectively lost control over a majority of T2CN’s assets and its financial reporting process, we decided to completely write-off both the Company’s investment in and its advances to T2CN Operating Entities in order to properly reflect GigaMedia’s financial position as of December 31, 2010. The impairment charges recorded for the investment and the advances in 2010 were approximately $22.2 million (after removing the other comprehensive income component of equity related to T2CN from the Company’s balance sheet) and approximately $1.4 million, respectively.

On December 2, 2011, we entered into an agreement with Hornfull Limited, and Hangzhou NewMargin Ventures Co. Ltd. (“Hangzhou NewMargin”) whereby we agreed to sell all of our ownership interest in T2CN to Hornfull Limited, and Hangzhou NewMargin agreed to guarantee the payment and performance of Hornfull Limited under the agreement. On December 14, 2011, the parties completed the sale and purchase of the T2CN shares. Pursuant to the agreement, we sold all of our ownership interest in T2CN to Hornfull Limited in exchange for a cash payment of $4.7 million, resulting in a gain of $4.7 million being recorded in 2011. Hornfull Limited also reimbursed us $0.8 million in cash for legal fees incurred by us in connection with the T2CN dispute.